TAXES (Tables)	12 Months Ended
Dec. 31, 2023
TAXES
Schedule of net deferred tax asset (liabilities)

	December 31,	December 31,
	2023	2022
Deferred tax assets (liabilities):
Net operating losses	$—	$—
Start up costs	393,626	207,331
Unrealized gain on investments held in Trust account	—	(46,496)
Total deferred tax assets	393,626	160,835

Valuation Allowance	(393,626)	(207,331)

Deferred tax liability, net	$—	$(46,496)

Schedule of income tax provision

	For the	For the
	Year	Year
	Ended	Ended
	December 31, 2023	December 31, 2022
Federal
Current	$278,332	$234,087
Deferred	(193,078)	(38,730)
State and local
Current	72,526	48,434
Deferred	(40,050)	(8,013)
Change in valuation allowance	186,294	101,829
Income tax provision	$304,024	$337,607

Schedule of reconciliation of the federal income tax rate to the effective tax rate

	For the	For the
	Year	Year
	Ended	Ended
	December 31,	December 31,
	2023	2022
U.S. federal statutory rate	21.0%	21.0%
State tax, net of federal tax benefit	4.4%	4.4%
Change in fair value of warrant liability	6.1%	(14.1)%
Change in fair value of debt	(29.8)%	(8.2)%
Non-deductible costs	(20.3)%	—%
Return to provision adjustment	(9.9)%	—%
Valuation allowance	(17.9)%	1.4%
Income tax provision	(46.4)%	4.5%